Borrowings - Operational borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Operational borrowings
Borrowings
Borrowings	$ 2,444	$ 2,645
Operational borrowings attributable to shareholder-financed businesses
Borrowings
Borrowings	2,250	2,342
Borrowings attributable to with-profits businesses
Borrowings
Borrowings	194	303
Borrowings in respect of short-term fixed income securities programmes - commercial paper | Operational borrowings attributable to shareholder-financed businesses
Borrowings
Borrowings	501	520
Lease liabilities under IFRS 16 | Operational borrowings attributable to shareholder-financed businesses
Borrowings
Borrowings	302	371
Lease liabilities under IFRS 16 | Borrowings attributable to with-profits businesses
Borrowings
Borrowings	194	259
Non-recourse borrowings of consolidated investment funds | Operational borrowings attributable to shareholder-financed businesses
Borrowings
Borrowings	994	1,045
Bank loans and overdrafts | Operational borrowings attributable to shareholder-financed businesses
Borrowings
Borrowings		29
Other borrowings | Operational borrowings attributable to shareholder-financed businesses
Borrowings
Borrowings	$ 453	377
Other borrowings | Borrowings attributable to with-profits businesses
Borrowings
Borrowings		$ 44